Earnings Per Share	12 Months Ended
Dec. 31, 2023
Earning per share information:
Earnings Per Share
Note 17 - Earnings Per Share

The following table summarizes information related to the computation of basic and diluted earnings per Share for the years indicated:

	Year Ended December 31,
	2023	2022	2021
Basic EPS:
Net income attributable to Shares (US$ in thousands)	78,632	79,949	60,277
Weighted average number of Shares outstanding used in basic earnings per Share calculation	44,725	44,158	43,644

Diluted EPS:
Net income attributable to Shares (US$ in thousands)	78,632	79,949	60,277
Add amortization of notes issuance costs	1,094	1,094	105
Net income used in diluted earnings per Share calculation	79,726	81,043	60,382

Weighted average number of Shares outstanding used in basic earnings per Share calculation	44,725	44,158	43,644

Add assumed exercise of outstanding dilutive
Effect of stock-based awards	717	650	988
Effect of conversion of Notes	3,421	3,421	403
Weighted average number of Shares Outstanding used in diluted earnings per Share calculation	48,863	48,229	45,035

Basic net income per Share ($)	1.76	1.81	1.38
Diluted net income per Share ($)	1.63	1.68	1.34

Number of options excluded from the diluted earnings per share calculation due to their anti-dilutive effect	3,520	5,704	-